GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of goodwill

	2023	2022

Balance at the end of the previous year	40,594.0	42,411.3
Effects of movements in foreign exchange in the balance sheet	(4,067.9)	(3,510.6)
Effect of application of IAS 29 (hyperinflation)	1,481.1	1,709.9
Acquisitions, (write-offs) and disposal through business combinations	(3.6)	(16.6)
Balance at the end of the year	38,003.6	40,594.0

Schedule of carrying amount of goodwill

	Functional currency	2023	2022

Brazil	BRL	17,698.8	17,702.4
Goodwill		102,941.4	102,945.0
Non-controlling transactions (i)		(85,242.6)	(85,242.6)

CAC:
Dominican Republic	DOP	3,805.5	4,231.6
Panama	PAB	1,682.9	1,813.8

Latin America - South:
Argentina	ARS	2,183.8	3,463.0
Bolivia	BOB	1,712.5	1,845.6
Chile	CLP	47.9	53.1
Paraguay	PYG	888.2	953.8
Uruguay	UYU	184.0	193.1

Canada	CAD	9,800.0	10,337.6
		38,003.6	40,594.0

(i)	This refers to the shareholding exchange transaction in 2013 as a result of the adoption of the predecessor basis of accounting.